Derivative Instruments and Hedging Activities - Additional Information (Detail) $ in Thousands, € in Millions		12 Months Ended
	Sep. 16, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)
Derivative [Line Items]
Debt Instrument, Unamortized Discount		$ 20,379	$ 11,941
Deferred debt issuance costs		24,609	21,491
Fair value loss on derivative		(2,251)	(648)	$ 1,539
Fair value of interest		2,072	6,107
Payments on derivatives		1,783	3,964	$ 4,303
New Interest Rate Swap
Derivative [Line Items]
Derivative, Notional Amount	$ 220,000
Interest rate on notional amount	2.97%
Interest Rate Cap Period	3 months
Derivative, Gain (Loss) on Derivative, Net		2,100	6,100
Three-Year Interest Rate Swap | Other Current Liabilities [Member]
Derivative [Line Items]
Fair value of interest		582	2,468
Three-Year Interest Rate Swap | Long-term debt
Derivative [Line Items]
Fair value of interest		$ 1,490	$ 3,639
Foreign Currency Contracts
Derivative [Line Items]
Derivative, Notional Amount | €					€ 0.3